Consolidated Statement of Cash Flows - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Receipts from customers	$ 237	$ 333	$ 340
Interest received	246	242	217
Government grants	4,112	6,274	3,590
Receipts of CRO prepayment	109	791
Payments to suppliers and employees	(14,498)	(15,944)	(24,355)
Net cash used in operating activities	(9,794)	(8,304)	(20,208)
Cash flows from investing activities
Payments for plant and equipment	(83)	(171)	(342)
Proceeds from disposal of plant and equipment	2
Security deposits		(131)
Clinical trial deposit	(66)
Net cash used in investing activities	(147)	(302)	(342)
Cash flows from financing activities
Proceeds from issue of shares	8,820	8,072	19,462
IPO and share issue transaction cost	(313)	(133)	(1,952)
Net cash from financing activities	8,507	7,939	17,510
Net (decrease)/increase in cash and cash equivalents	(1,434)	(667)	(3,040)
Cash and cash equivalents at beginning of the period	17,375	18,230	21,787
Effects of exchange rate changes on cash and cash equivalents	144	(188)	(517)
Cash and cash equivalents at end of the period	$ 16,085	$ 17,375	$ 18,230